Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pre-tax
Other comprehensive (loss) income	$ (1,094)	$ 481	$ 625
After-tax
Other comprehensive (loss) income	(861)	312	409
Tax
Other comprehensive (loss) income	233	(169)	(216)
Unrealized net capital gains and losses
Pre-tax
Unrealized net holding during the period	(1,142)	866	486
Less: reclassification adjustment	(186)	374	(180)
Other comprehensive (loss) income	(956)	492	666
After-tax
Unrealized net holding during the period	(901)	562	316
Less: reclassification adjustment	(147)	243	(117)
Other comprehensive (loss) income	(754)	319	433
Tax
Unrealized net holding during the period	241	(304)	(170)
Less: reclassification adjustment	39	(131)	63
Other comprehensive (loss) income	202	(173)	(233)
Unrealized foreign currency translation adjustments
Pre-tax
Other comprehensive (loss) income	(61)	69	14
After-tax
Other comprehensive (loss) income	(48)	45	9
Tax
Other comprehensive (loss) income	13	(24)	(5)
Unamortized pension and other postretirement prior service credit
Pre-tax
Unrealized net holding during the period	0	1	22
Less: reclassification adjustment	77	81	77
Other comprehensive (loss) income	(77)	(80)	(55)
After-tax
Unrealized net holding during the period	2	1	17
Less: reclassification adjustment	61	53	50
Other comprehensive (loss) income	(59)	(52)	(33)
Tax
Unrealized net holding during the period	2	0	(5)
Less: reclassification adjustment	(16)	(28)	(27)
Other comprehensive (loss) income	$ 18	$ 28	$ 22